Accounting Policies, by Policy (Policies)	12 Months Ended
Mar. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Basis of presentation	Basis of presentation The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
Principles of consolidation

Principles of consolidation

The consolidated financial statements include the accounts of the Company and its subsidiaries. All inter-company transactions and balances are eliminated upon consolidation.

Reclassifications

Reclassifications

Certain amounts in prior periods have been reclassified to conform with current period presentation.

These reclassifications had no impact on net income, shareholders’ equity or cash flows as previously reported.

Use of estimates and assumptions

Use of estimates and assumptions

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, including disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses during the periods presented. Actual results could differ from these estimates. Accounting estimate reflected in the Company’s consolidated financial statements includes an estimate of provision for credit losses related to accounts receivable and other receivables.

Segment Information

Segment Information

The Company adopted ASU 2023-07, Improvements to Reportable Segment Disclosures (Topic 280) for the year ended March 31, 2025. ASC 280 defines that an operating segment is a component of a public entity with a discrete financial information and operating results available for regular review by the entity’s Chief Operating Decision Maker (“CODM”). The Company’s chief operating decision makers (“CODM”) include its Chief Executive Director and Chief Financial Officer who review financial information presented on a consolidated basis. The Company’s operation and assets are located in Hong Kong and generated its revenues substantially from clients in Hong Kong for the years ended March 31, 2023, 2024 and 2025. Accordingly, the Company determines that it operates as one operating segment and is managed on a consolidated basis with revenue and operating expenses consolidated to measure the company-wide operating results and performance. No geographical segment is presented. When evaluating performance and allocating resources, the CODMs use consolidated income from operations and net income. Based on these financial metrics, the CODMs make key operational decisions and allocate of budget between direct cost of revenue, general and administrative expenses and selling and marketing expenses.

Earnings per share

Earnings per share

Basic earnings per share is computed by dividing net income attributable to the holders of ordinary shares by the weighted average number of ordinary shares outstanding during period presented. Diluted income per share is calculated by dividing net income attributable to the holders of ordinary shares as adjusted for the effect of dilutive ordinary share equivalents, if any, by the weighted average number of ordinary shares and dilutive ordinary share equivalents outstanding during the period. However, ordinary share equivalents are not included in the denominator of the diluted earnings per share calculation when inclusion of such shares would be anti-dilutive, such as in a period in which a net loss is recorded.

Foreign currency translation and transaction

Foreign currency translation and transaction

The Company uses Hong Kong Dollar (“HKD”) as its reporting currency. The functional currency of the Company and its subsidiary in British Virgin Islands is United States Dollar (“US$”) and its subsidiary which is incorporated in Hong Kong is HKD, which is its respective local currency based on the criteria of ASC 830, “Foreign Currency Matters”.

In the consolidated financial statements of the Company, transactions in currencies other than the functional currency are measured and recorded in the functional currency using the exchange rate in effect at the date of the transaction. At the balance sheet date, monetary assets and liabilities that are denominated in currencies other than the functional currency are translated into the functional currency using the exchange rate at the balance sheet date. All gains and losses arising from foreign currency transactions are recorded in the consolidated income statements during the year in which they occur.

Convenience translation

Convenience translation

Translations of balances in the consolidated balance sheets, consolidated statements of income and comprehensive income, consolidated statements of changes in shareholders’ equity and consolidated statements of cash flows from HKD into US$ as of March 31, 2025 are solely for the convenience of the readers and are calculated at the rate of US$1.00=HKD 7.7799, representing the exchange rate set forth in the H.10 statistical release of the Federal Reserve Board on March 31, 2025. No representation is made that the HKD amounts could have been, or could be, converted, realized or settled into US$ at such rate, or at any other rate.

Fair value measurement

Fair value measurement

The accounting standard regarding fair value of financial instruments and related fair value measurements defines financial instruments and requires disclosure of the fair value of financial instruments held by the Company.

The accounting standards define fair value, establish a three-level valuation hierarchy for disclosures of fair value measurement and enhance disclosure requirements for fair value measures. The three levels are defined as follow:

●	Level 1 inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.
●	Level 2 inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the assets or liability, either directly or indirectly, for substantially the full term of the financial instruments.
●	Level 3 inputs to the valuation methodology are unobserved and significant to the fair value.

Financial instruments included in current assets and current liabilities are reported in the consolidated balance sheets at face value or cost because of the short period of time between the origination of such instruments and their expected realization and their current market rates of interest.

Revenue recognition

Revenue recognition

The Company recognized revenues under ASC Topic 606, Revenue from Contracts with Customers. The five-step model defined by ASC Topic 606 requires the Company to (1) identify its contracts with customers, (2) identify its performance obligations under those contracts, (3) determine the transaction prices of those contracts, (4) allocate the transaction prices to its performance obligations in those contracts and (5) recognize revenue when each performance obligation under those contracts is satisfied.

Revenues are recognized when control of the promised services and deliverables are transferred to the Company’s clients in an amount that reflects the consideration the Company expects to be entitled to and receive in exchange for services and deliverables rendered.

The Company has elected to apply the practical expedient in paragraph ASC 606-10-50-14 and does not disclose information about remaining performance obligations that have original expected durations of one year or less.

The Company elected a practical expedient that it does not adjust the promised amount of consideration for the effects of a significant financing component if the Company expects that, upon the inception of revenue contracts, the period between when the Company transfers its promised services or deliverables to its clients and when the clients pay for those services or deliverables will be one year or less.

The Company generates revenues from fees charged for the professional services (corporate consultancy, taxation and company secretary) provided to its clients.

There are three revenue streams within the Company’s operations: corporate consultancy services, taxation services and company secretarial services.

Corporate consultancy services

Corporate consultancy services

Corporate consultancy services include general corporate consultancy services, financial due diligence services and internal control advisory services.

The Company delivers general corporate consultancy services on a monthly basis throughout the contract terms. The Company concludes that each monthly service (1) is distinct, (2) meets the criteria for recognizing revenue over time, and (3) has the same method for measuring progress. In addition, the Company concludes that the services provided each month are substantially the same and result in the transfer of substantially the same service to the customers each month. That is, the benefits consumed by the customers are substantially the same for each monthly transaction, even though the exact volume of services may vary each month. Therefore, the Company concludes that the monthly general corporate consultancy services satisfy the requirements of ASC 606-10-25-14(b) to be accounted for as a single performance obligation.  The entire transaction price of general corporate consultancy services is allocated to the single performance obligation. There is no variable consideration, significant financing component or non-cash consideration in the contract. Accordingly, based on the output method, the Company recognizes revenues for general corporate consultancy services on a monthly basis when it satisfies its performance obligations that it renders general corporate consultancy services throughout the contract terms.

Financial due diligence services, launched during the year ended March 31, 2025, consists of a series of tasks such as understanding and performing assessments of the client’s business structure, organizational structure, qualification of accounting staff, industry, operational and accounting processes, financial performance, cash flow and tax compliance. The Company delivers a financial due diligence report and/or supplemental report upon the completion of its assessment and recognizes revenue for this service line at a point in time when the financial due diligence report is delivered to a client.

The Company’s current internal control advisory services are provided once or twice a year. There is only one performance obligation of the Company’s internal control advisory services as a series of tasks of this revenue stream are interrelated and are not separable or distinct as the Company’s clients cannot benefit from the stand-alone task. The transaction price is allocated to one performance obligation. The Company recognizes revenues for internal control advisory services at a point in time when the agreed-upon service is delivered to a client.

Revenues generated from corporate consultancy services are generally based on the fixed fee billing arrangements that require the clients to pay pre-established fees in exchange for a predetermined set of professional services. The clients agree to pay fixed fees periodically over the contract terms as specified in the service agreements.

There is no contract asset as the Company has a right to consideration in exchange for its general corporate consultancy services that the Company has transferred to customers. Such right is not conditional on something other than the passage of time.

Taxation services

Taxation services

Its clients engage the Company for taxation services either on written or verbal agreements. The predetermined fees for taxation services are agreed by both the Company and its clients. There is only one performance obligation of the Company’s taxation services as a series of tasks of this revenue stream are interrelated and are not separable or distinct as the Company’s clients cannot benefit from the stand-alone task. The transaction price is allocated to one performance obligation. There is no variable consideration, significant financing components or non-cash consideration in the contract. The Company recognizes revenues when it performs obligations at a point in time that the tax return filings or provision deliverables are rendered to its clients. The Company monitors collections of taxation service billings on a monthly basis.

There is no contract asset as the Company has a right to consideration in exchange for its taxation services that the Company has transferred to customers. Such right is not conditional on something other than the passage of time.

Company secretarial services

Company secretarial services

The Company provides company secretarial services to its clients through verbal agreements. The predetermined fees for company secretarial services are agreed by both the Company and its clients. The revenues generated from the company’s secretarial services tendered on an annual basis and other agreed-upon services on a non-recurring basis.

Regarding the company’s secretarial services tendered on an annual basis, the Company concludes that the services provided each month during the annual service term (1) are distinct, (2) meet the criteria for recognizing revenue over time, and (3) have the same method for measuring progress. In addition, the Company concludes that the services provided each month are substantially the same and result in the transfer of substantially the same services to the customers each month. That is, the benefits consumed by the customers are substantially the same for each monthly transaction, even though the exact volume of services may vary each month. Therefore, the Company concludes that the monthly company secretarial services satisfy the requirements of ASC 606-10-25-14(b) to be accounted for as a single performance obligation.  The Company recognizes revenue for this type of company secretarial services over time.

For other agreed-upon services on a non-recurring basis, the services are separable and distinct, as the Company’s clients benefit from each stand-alone task. Revenues for non-recurring services are recognized when the specified performance criteria are met along with the satisfaction of other applicable revenue recognition criteria. The Company recognizes revenues for this type of company secretarial services at a point in time.

The Company’s contracts for company secretarial services provide no variable consideration, financial components or non-cash considerations. The Company requests prepayments from majority of its clients for company secretarial services.

There is no contract asset as the Company has a right to consideration in exchange for its company secretarial services that the Company has transferred to its customers. Such right is not conditional on something other than the passage of time.

Reimbursable expenses, including those relating to travel and out-of-pocket expenses, are generally excluded from revenues.

Direct Cost of Revenues

Direct Cost of Revenues

Direct cost of revenues consists of employee compensation, related payroll benefits and the Company’s director remuneration which are attributable to the revenue-generating activities.

Cash and cash equivalents

Cash and cash equivalents

Cash

Cash primarily consists of bank deposits with original maturities of three months or less, which are unrestricted as to withdrawal and use. The Company maintains its bank accounts in the Hong Kong SAR.

Cash equivalents

Cash equivalents represent excess cash we predominantly invest in time deposits which are denominated in Hong Kong Dollars with maturity periods from one to two months at a bank in Hong Kong SAR. As of March 31, 2024 and 2025, the ending balances of our time deposits were HKD 2,122,286 and HKD 1,742,536 (US$223,979), respectively.

Deposit protection

Deposit accounts are inclusive of saving deposits, checking account deposits and time deposits with no more than 5-year maturity denominated in Hong Kong Dollars, Renminbi or any other currencies at the banks and financial institutions who are the members of Deposit Protection Scheme (the “Scheme”) will be covered up to a limit of HKD 500,000 (approximately US$64,268), per depositor per scheme member by Hong Kong Deposit Protection Board in an event of bank failure. The protection limit will be increased to HKD 800,000 (approximately US$102,829) on October 1, 2024.

As of March 31, 2024 and 2025, cash and cash equivalent balances, HKD 1,622,286 and HKD 942,808 (US$121,185), respectively, held in the financial institutions in Hong Kong are uninsured. The Company has not experienced any losses in bank accounts and believes its credit risk is not significant.

Accounts receivable, net

Accounts receivable, net

Accounts receivable represents the service fees earned from clients but have not yet collected and is recorded at net realizable value. The Company establishes a provision for credit losses using the current expected credit loss model (“CECL model”) under ASC 326. The Company adopted ASC 326 using a modified retrospective transition method on April 1, 2023 which resulted in a reduction in a provision for credit losses for accounts receivable and an increase in the opening balance of retained earnings on April 1, 2023 by HKD 189,671 (US$24,236), as a cumulative effect adjustment reflected on its consolidated balance sheet and consolidated statement of changes in shareholders’ equity.

Management reviews the adequacy of the provision for credit losses based upon the expected collectability of all accounts receivable, which takes into consideration of the number of days past due, collection history, individual account analysis, current market conditions, management’s reasonable and supportable forecast of future business operations and economic conditions. Account balances are written off against the provision after all means of collection have been exhausted and the likelihood of collection is remote.

Provision for credit losses for accounts receivable was HKD 225 and HKD 806 (US$104) as of March 31, 2024 and 2025, respectively (See Note 5).

Other receivables, net

Other receivables, net

Other receivables include out-of-pocket expenses such as business registration fee and annual return filing fee billed to the Company’s clients but have not yet collected. Other receivables are recorded at net realizable value. The Company establishes a provision for credit losses using the current expected credit loss model (“CECL model”) under ASC 326. The Company adopted ASC 326 using a modified retrospective transition method on April 1, 2023 which resulted in a reduction in a provision for credit losses for other receivables and an increase in the opening balance of retained earnings on April 1, 2023 by HKD 125,657 (US$16,057), as a cumulative effect adjustment reflected on its consolidated balance sheet and consolidated statement of changes in shareholders’ equity.

Management reviews the adequacy of the provision for credit losses based upon the expected collectability of all other receivables, which takes into consideration of the number of days past due, collection history, individual account analysis, current market conditions, management’s reasonable and supportable forecast of future business operations and economic conditions. Account balances are written off against the provision after all means of collection have been exhausted and the likelihood of collection is remote.

Provision for credit losses for other receivables was HKD 729 and HKD 1,288 (US$166) and as of March 31, 2024 and 2025, respectively (See Note 6).

Deferred IPO costs

Deferred IPO costs

Costs directly attributable to an offering of equity securities are deferred and would be charged against the gross proceeds of the offering as a reduction of additional paid-in capital. These costs include legal fees related to the registration drafting and counsel, consulting fees related to the registration preparation, the SEC filing and print related costs as well as investor relations related to the offering of equity securities. As of March 31, 2025, the Company did not conclude its IPO. During the year ended March 31, 2025, the Company recorded a charge of HKD 1,145,325 (US$147,216) related to the IPO. As of March 31, 2024 and 2025, the accumulated deferred IPO costs were HKD 12,846,767 and HKD 13,992,092 (US$1,798,493), respectively.

Deposits, noncurrent

Deposits, noncurrent

Deposits, noncurrent consist of rental deposit to a lessor for the Company’s office lease agreement entered in 2015 and a deposit made to a utility company. In March 2024, the Company renewed its operating lease agreement with the lessor which will be expired in February 2026. The rental deposit will be refunded to the Company upon the termination or expiration of the lease agreement as well as the delivery of the vacant leased property to the lessor by the Company. The deposit to the utility company was required when the Company applied for electricity supply for its leased office facility. This payment will be refundable when the Company terminates its electricity supply service and the outstanding balance for its electricity bill is fully settled. The service period of the electricity supply is concurrent with the lease term of its office facility. Accordingly, the deposits are classified as non-current.

Property and equipment, net

Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation and impairment if applicable. Depreciation is computed using the straight-line method after consideration of the estimated useful lives. The estimated useful lives are as follows:

Lesser of Lease Term or Estimated Useful Life
Leasehold improvements	5 years
Furniture and office equipment	5 years
Computer software	3-4 years
Automobiles	3-4 years

The cost and related accumulated depreciation of assets sold or otherwise retired are eliminated from the accounts and any gain or loss is included in the statements of operations. Expenditures for maintenance and repairs are charged to earnings as incurred, while additions, renewals and betterment, which are expected to extend the useful life of assets, are capitalized. The Company also re-evaluates the periods of depreciation to determine whether subsequent events and circumstances warrant revised estimates of useful lives.

Impairment for long-lived assets

Impairment for long-lived assets

Long-lived assets, including property and equipment with finite lives are reviewed for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying value of an asset may not be recoverable. The Company assesses the recoverability of the assets based on the undiscounted future cash flows the assets are expected to generate and recognize an impairment loss in an amount that the carrying value exceeds the fair value. If an impairment is identified, the Company would reduce the carrying amount of the asset to its estimated fair value based on a discounted cash flows approach or, when available and appropriate, to comparable market values. As of March 31, 2024 and 2025, no impairment of long-lived assets was recognized.

Deferred revenue

Deferred revenue

Deferred revenue represents payments received from the Company’s clients in advance of the Company’s services and deliverables being rendered. Clients may also make advance payments, which are held on deposit or receipt in advance until completion of work or over contract periods. Advance payments in excess of related accounts receivable are recognized in deferred revenue within the liabilities section of the consolidated balance sheets. Deferred revenue will be recognized in revenues in its consolidated statements of income and comprehensive income when each performance obligation under the contracts with its clients is satisfied.

Employee benefits

Employee benefits

Hong Kong Employment Ordinance (the “Ordinance”) requires an employee employed under a continuous employment contract is entitled to sickness allowance if (1) the sick leave taken is not less than four consecutive days; (2) the sick leave take is supported by an appropriate medical certificate; and (3) the employee has accumulated sufficient number of paid sickness days. The daily rate of sickness allowance is a sum equivalent to four-fifths of the average daily wages earned by an employee in the 12-month period preceding the first sickness day.

The Ordinance also requires an employee is entitled to 12 statutory holidays regardless of his or her length of services. Holiday pay should be paid to the employee whose continuous employment contract is not less than three months immediately preceding a statutory holiday is entitled to the holiday pay.

An employee is entitled to a paid annual leave after having been employed under a continuous employment contract for every 12 months. An employee’s paid annual leave increases progressively from 7 days to a maximum of 14 days in accordance with his or her length of employment.

Under Hong Kong Mandatory Provident Fund Schemes Ordinance, an employer shall enroll their regular employees in Mandatory Provident Fund Schemes. Regular employees are those who are at between 18 and 64 years of age and have been employed for consecutive 60 days or more. An employer is required to make regular mandatory contributions at least 5% of the employee’s monthly income between HKD 7,000 and HKD 30,000 and HKD 1,500 of the employee’s monthly income over HKD 30,000.

Leases

Leases

The Company determines if an arrangement is a lease at inception. Lease assets and liabilities are recognized at the present value of the future lease payments at the lease commencement date. The interest rate used to determine the present value of the future lease payments is the Company’s incremental borrowing rate based on the information available at the lease commencement date. The Company generally uses the base, non-cancelable lease term in calculating the right-of-use assets and lease liabilities.

The Company recognizes the lease expense on a straight-line basis over the lease terms.

The Company also elected to apply the short-term lease exception for lease arrangements with a lease term of 12 months or less at commencement. Lease terms used to compute the present value of lease payments do not include any option to extend, renew or terminate the lease that the Company is not able to reasonably certain to exercise upon the lease inception. Accordingly, operating lease right-of-use assets and liabilities do not include leases with a lease term of 12 months or less.

The Company did not adopt the practical expedient that allows lessees to treat the lease and non-lease components of a lease as a single lease component. Non-lease components include payments for building management, utilities and property tax. It separates the non-lease components from the lease components to which they relate.

For the years ended March 31, 2023, 2024 and 2025, the Company’s operating lease expense was HKD 304,824, HKD 302,870, and HKD 281,376 (US$36,167), respectively.

The Company evaluates the impairment of its ROU assets consistent with the approach applied for its other long-lived assets. The Company reviews the recoverability of its long-lived assets when events or changes in circumstances occur that indicate that the carrying value of the asset may not be recoverable. The assessment of possible impairment is based on its ability to recover the carrying value of the asset from the expected undiscounted cash flows of the related operations. The Company has elected to include the carrying amount of operating lease liabilities in any tested asset group and include the associated lease payments in the undiscounted cash flows. For the years ended March 31, 2024 and 2025, the Company did not have any impairment loss against its operating lease ROU assets.

Income taxes

Income taxes

ALE Group Holding and ALE (BVI) Limited are not subject to tax on income or capital gains under the current laws of the British Virgin Islands. In addition, upon payments of dividends by the ALE (BVI) Limited and the Company’s subsidiary in Hong Kong, ALE Corporate Services Limited to the Company’s shareholders, no British Virgin Islands withholding tax will be imposed.

ALE Corporate Services Limited is incorporated in and carries trade and business in Hong Kong Special Administrative Region and is subject to Hong Kong profits tax under Inland Revenue Department Ordinance.

No taxable income was generated outside Hong Kong for the years ended March 31, 2023, 2024 and 2025. The Company accounts for income tax in accordance with U.S. GAAP. Under the asset and liability method as required by this accounting standard, the recognition of deferred income tax liabilities and assets for the expected future tax consequences of temporary differences between the income tax basis and financial reporting basis of assets and liabilities. Provision for income taxes consists of taxes currently due plus deferred tax.

The charge for taxation is based on the results for the fiscal year as adjusted for items, which are non-assessable or disallowed. It is calculated using tax rates that have been enacted or substantively enacted by the balance sheet date.

Deferred tax is accounted for using the asset and liability method with respect to temporary differences arising from between the carrying amount of assets and liabilities in the financial statements and the corresponding tax basis used in the computation of assessable tax profit. Deferred tax liabilities are recognized for all future taxable temporary differences. Deferred tax assets are recognized to the extent that it is probable that taxable income will be available against which deductible temporary differences can be utilized. Deferred tax is calculated using tax rates that are expected to apply to the period when the asset is realized or the liability is settled.

Deferred tax is charged or credited in the consolidated statements of income and comprehensive income, except when it is related to items credited or charged directly to equity. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities.

An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized upon examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred.

Commitments and Contingencies

Commitments and Contingencies

In the normal course of business, the Company is subject to contingencies, including legal proceedings and claims arising out of the business that relate to a wide range of matters, such as government investigations and tax matters. The Company recognizes a liability for such contingency if it determines it is probable that a loss has occurred and a reasonable estimate of the loss can be made. The Company may consider many factors in making these assessments including historical and the specific facts and circumstances of each matter.

As of March 31, 2025, the Company had no outstanding lawsuits nor claims.

Concentration of Risks

Concentration of Risks

Concentration of credit risk

Financial instruments that potentially expose the Company to concentrations of credit risk consist primarily of cash and cash equivalents and account receivable. The Company places its cash and cash equivalents with financial institutions with high-credit ratings and quality. The Company’s credit risk with respect to cash and cash equivalents is discussed under “Cash and cash equivalent” in this section.

Accounts receivable represents the service fees earned from clients but have not yet collected. Other receivables consist of out-of-pocket payments to be receivable from the service clients. To reduce credit risk, the Company performs on-going credit evaluations of the financial condition of these service clients. The Company establishes a provision for credit losses based upon estimates, factors surrounding the credit risk of specific service clients and other information.

Concentration of customers

As of March 31, 2025, six major customers, Client A, Client B, Client C, Client D, Client F and Client G accounted for 17.4%, 13.9%, 13.9%, 10.1%, 28.0% and 10.1%, respectively, of the Company’s total accounts receivable.

For the year ended March 31, 2025, five major customers, Client A, Client B, Client C, Client F and Client H accounted for 14.8%, 10.1%, 10.1%, 20.5% and 10.1%, respectively, of the Company’s total revenues.

Concentration of customers (Revision)

The Company revised the concentrations of its accounts receivable as of March 31, 2024 and revenues for the years ended March 31, 2023 and 2024 in accordance with ASC 280-10-50-42. The Company assessed the materiality of this error and concluded that the error was not material to any of the Company’s previously issued financial statements taken as a whole. This revision did not affect the Company’s consolidated balance sheet as of March 31, 2024, consolidated statements of income and comprehensive income or consolidated statements of cash flows for the years ended March 31, 2023 and 2024. The following table summarized the revisions made to the previous disclosure of concentration of accounts receivable as of March 31, 2024 and concentration of revenue for the years ended March 31, 2023 and 2024.

Below is the revised concentration of accounts receivable as of March 31, 2024:

	As of March 31, 2024
	As previously reported	Adjustment	Revised
Client A	11.1%	11.1%	22.2%
Client B	15.3%	0.0%	15.3%
Client C	15.3%	0.0%	15.3%
Client D	11.1%	0.0%	11.1%
Client E	11.1%	(11.1)%	0.0%
Client F	17.4%	0.0%	17.4%
Client G	11.1%	0.0%	11.1%

Below is the revised concentration of revenue as of March 31, 2024 and 2023, respectively:

	For the years ended March 31,
	2023			2024
	As previously reported	Adjustment	Revised	As previously reported	Adjustment	Revised
Client A	Below 10%	7.7%	15.4%	Below 10%	8.0%	16.0%
Client B	10.5%	0.0%	10.5%	11.0%	0.0%	11.0%
Client C	10.5%	0.0%	10.5%	11.0%	0.0%	11.0%
Client F	14.0%	0.0%	14.0%	12.5%	0.0%	12.5%
Client H	Below 10%	10.5%	10.5%	Below 10%	11.0%	11.0%

Recent accounting pronouncements

Recent accounting pronouncements

Recently Adopted Accounting Standards

A list of recently adopted accounting pronouncements that are relevant to us is included in Note 2 – Summary of significant accounting policies of our consolidated financial statements.

Accounting Pronouncements Issued But Not Yet Adopted

In December 2023, the FASB Issued Accounting Standards Update No. 2023-09, “Income Taxes (Topic 740)”. ASU 2023-09 addresses investor requests for more disclosure about the tax risks in an entity’s global operations. This provides guidance for a disclosure of more detailed tax rate reconciliation and income tax paid in various jurisdictions. This ASU is effective for fiscal years beginning after December 15, 2024 for public business entities and December 15, 2025 for all other entities on a prospective basis. Retrospective application is also permitted. Early adoption is permitted for annual financial statements that have not yet issued or made available for issuance. The Company evaluated that the additional disclosure requirements do not have a significant impact on its consolidated financial statements.

In November 2024, the FASB issued Accounting Standards Update No. 2024-03, “Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses”. While ASU 2024-03 does not amend income statement presentation requirements, it requires additional disclosure of the nature of expenses presented on the income statement and disclosures about specific types of expenses included in the expense captions presented on the face of the income statement as well as disclosure of selling expense. This guidance is further clarified by ASU 2025-01 which amends the effective date of ASU 2024-03. Under ASU 2025-01, all public business entities are required to adopt the ASU 2024-03 in annual report periods beginning after December 15, 2026 and interim periods within annual reporting periods beginning after December 15, 2027. The requirements will be applied prospectively with the option for retrospective application. Early adoption is permitted. The Company is in the process of evaluation the impact of adopting this new guidance on its consolidated financial statements.

The Company does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the Company’s consolidated balance sheets, consolidated statements of income and comprehensive income and consolidated statements of cash flows.